NET INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Years Ended June 30,
	2025	2024	2023
Numerator:			$
Net income	$3,819,813	$8,590,761		4,094,161
Less: net (loss) income attributable to non-controlling interest	(141,718)	342,339		304,348
Net income attributable to Gamehaus Holdings Inc’s shareholders	$3,961,531	$8,248,422		3,789,813

Denominator:
Weighted average number of ordinary shares*	51,539,531	50,000,000		50,000,000

Net income attributable to Gamehaus Holdings Inc’s shareholders per share
Basic and diluted	$0.08	$0.16		$0.08

*	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.